Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Taxation

12. Taxation

Taxation expense

	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Current tax	$4,851	$3,949
Deferred tax charge/(benefit)	1,234	(276)
Taxation expense	$6,085	$3,673

The applicable income tax rate used for calculating tax was 25.75% for both the 2025 and 2026 periods. Accordingly, the deferred tax balance as of June 30, 2025, and June 30, 2026, has been calculated using this rate.

The Group’s effective tax rate differs from the applicable statutory tax rate primarily because How Mine was the only operation generating taxable profits during the period. The Group’s other operations and corporate entities incurred losses that did not give rise to corresponding deferred tax benefits where the recognition criteria were not met. Refer to Note 28 for the profit or loss before taxation by segment for the six months ended June 30, 2026 and 2025.

The applicable tax rates are 25.75% for the Redwing Mine and Mazowe Mine entities and 19% for Bulawayo Mining Company Limited, which operates How Mine. No current income tax arose in the Namib Minerals entities due to the losses incurred during the period.